Contingencies and commitments (Details Textual) $ in Millions			1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 12, 2015 count	Nov. 03, 2015 lawsuit	Sep. 16, 2013 actions plaintiffs	Dec. 31, 2014 patent	Dec. 31, 2015 USD ($) complaints defendants plaintiffs	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Loss Contingencies [Line Items]
Future rental commitments for abandoned leases | $					$ 327
Rental expense on operating leases | $					$ 133	$ 126	$ 125
Onyx [Member]
Loss Contingencies [Line Items]
Number of plaintiffs | plaintiffs			9
Sanofi/Regeneron Patent Litigation [Member]
Loss Contingencies [Line Items]
Number of patents allegedly infringed | patent				7
Apotex Pegfilgrastim/Filgrastim Litigation [Member]
Loss Contingencies [Line Items]
Number of lawsuits filed | lawsuit		2
Hospira Epoetin Alfa Litigation [Member]
Loss Contingencies [Line Items]
Number of counts in a complaint in a motion for dismissal | count	1
Superior Court State of California [Member] | Onyx [Member]
Loss Contingencies [Line Items]
Number of purported class actions | actions			7
In re Amgen Inc. Securities Litigation [Member]
Loss Contingencies [Line Items]
Number of stockholder complaints | complaints					6
Larson v. Sharer, et al [Member]
Loss Contingencies [Line Items]
Number of stockholder complaints | complaints					3
Federal Derivative Litigation [Member]
Loss Contingencies [Line Items]
Length of time Federal Derivative Litigation cases stayed after Amgen Inc. Securities Litigation					30 days
Ramos v. Amgen Inc., et al. [Member]
Loss Contingencies [Line Items]
Number of new defendants | defendants					4
Harris, et. al. v. Amgen Inc. [Member]
Loss Contingencies [Line Items]
Number of additional plaintiffs | plaintiffs					2